ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31,
	2013	2014

Accounts receivable	$50,698	$52,368
Less: allowance for doubtful accounts	(4,793)	(4,391)

Accounts receivable, net	$45,905	$47,977

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charge to expenses	Actual write-off	Balance at end of the year

2013	$2,223	$2,570	$—	$4,793
2014	$4,793	$679	$1,081	$4,391